Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 28, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			14,558,333
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			5,933,333
Private Placement Warrants | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	5,933,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 8.9